Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Prepayments and Other Current Assets
Prepayments	$ 1,526	$ 1,597
Other current assets	15,000
Total	16,526	$ 1,597
GasLog Ltd.
Prepayments and Other Current Assets
Cash deposited as collateral	$ 15,000